Earnings (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (loss) Per Share
Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic earnings (loss) per common share

	2024		2023		2022
	Common	Class A	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)		(Thousands of Yen)
Income (Numerator)
Net income (loss) attributable to shareholders of the Company - basic	¥148,763	―	¥115,404	―	¥148,965	―

Add back interest for convertible bonds, net of tax	18,109	―	―	―	―	―
Net income (loss) attributable to shareholders of the Company - diluted	166,872	―	―	―	―	―

	(Number of shares)		(Number of shares)		(Number of shares)
Shares (Denominator)
Weighted average common shares outstanding - basic	5,107,404	1	4,882,500	1	4,877,404	1
Effect of dilutive instruments:
Dilutive effect of stock options	29,613	―	284,152	―	593,250	―
Dilutive effect of convertible bonds	714,498	―	―	―	―	―
Weighted average common shares for diluted computation	5,851,515	1	5,166,652	1	5,470,654	1

Earnings (loss) per common share attributable to shareholders of the Company	(Yen)		(Yen)		(Yen)
Basic	¥29.13	¥29.13	¥23.64	¥23.64	¥30.54	¥30.54
Diluted	¥28.52	¥28.52	¥22.34	¥22.34	¥27.23	¥27.23